Disposal of subsidiary - Schedule of effect of disposal on the financial position (Detail) - RUB (₽) ₽ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Disposal Of Major Subsidiary [Line Items]
Consideration to be received			₽ 2,624
Bank and Other loan repaid		₽ (1,325,000)	(690,000)	[1]	₽ (100,000)	[2]
Gain on disposal of subsidiary			6,131
Cash and cash equivalents disposed of	[2]				(10,801)
Headhunter LLC [Member]
Disclosure Of Disposal Of Major Subsidiary [Line Items]
Consideration to be received			2,624
Assets disposed			(19,162)
Liabilities disposed			26,756
Total net liabilities			7,594
Less currency translation reserve released on disposal			44
Less non-controlling interest disposed			(4,131)
Gain on disposal of subsidiary			6,131
Cash and cash equivalents disposed of			(10,847)
Net cash outflow			₽ (10,847)
CV Keskus OU [Member]
Disclosure Of Disposal Of Major Subsidiary [Line Items]
Consideration to be received					797,352
Bank and Other loan repaid					(30,658)
Assets disposed					(358,976)
Liabilities disposed					115,683
Total net assets					(243,293)
Less currency translation reserve released on disposal					(84,286)
Gain on disposal of subsidiary					439,115
Consideration received, satisfied in cash					797,352
Cash and cash equivalents disposed of					(32,775)
Net cash outflow					₽ 764,577

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
[2]	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.